Convertible Promissory Notes: Convertible Debt (Details) - USD ($)	1 Months Ended	2 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2015	Sep. 30, 2016	Dec. 31, 2015
Details
Convertible Promissory Notes Issued During the Year				$ 1,368,978
Discount at Issuance due to Embedded Derivatives				(479,479)
Cash Issuance Costs				(79,829)
Fair Value of Warrants at Issuance	$ 5,594	$ 14,627		(85,767)
Accretion Expense for the Year				59,875
Convertible Promissory Notes Issued During the Year				783,778
Accreted value of Convertible Promissory Notes				$ 783,778
Accretion Expense			$ 585,200
Conversion of the notes - transferred to equity			$ (1,368,978)